PRIVATE PLACEMENT FINANCING	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Private Placement Financing [Abstract]
PRIVATE PLACEMENT FINANCING
6.	PRIVATE PLACEMENT FINANCING

On January 30, 2014, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with nine separate accredited investors (“Investors”) providing for the issuance and sale by the Company to the Investors, in a private placement, of an aggregate of 11,400,000 shares of the Company’s common stock (collectively, the “Shares”) at a purchase price of $0.25 per share and three series of warrants, the Series A warrants, the Series B warrants and the Series C warrants, to purchase up to an aggregate of 34,200,000 shares of the Company’s common stock (collectively, the “Warrants,” and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), for aggregate gross proceeds to the Company of approximately $2,850,000 (the “Private Placement Financing”).

Upon the closing of the Private Placement Financing on February 4, 2014 (the “Closing Date”), the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company became obligated, subject to certain conditions, to file with the Securities and Exchange Commission (“SEC”) on or before March 21, 2014 one or more registration statements to register for resale under the Securities Act of 1933, as amended, (i) the Shares and the Warrant Shares, plus (ii) an additional number of shares of common stock equal to 33% of the total number of Shares and Warrant Shares, to account for adjustments, if any, to the number of Warrant Shares issuable pursuant to the terms of the Warrants (the securities set forth in this clause (ii), the “Additional Shares”). Under the terms of the Registration Rights Agreement, the Company is permitted to reduce the number of shares covered by a registration statement if such reduction is required by the SEC as a condition for permitting such registration statement to become effective and treated as a resale registration statement (the “Cutback Provisions”). In response to comments received from the SEC and in accordance with the terms of the Registration Rights Agreement, the Company reduced the number of shares included in its draft resale registration statement by the number of Additional Shares. The Company’s failure to satisfy certain other obligations and deadlines set forth in the Registration Rights Agreement may subject the Company to payment of monetary penalties as discussed below. The resale registration statement was declared effective on July 2, 2014. As described below, in the event that we fail to comply with certain requirements in the Registration Rights Agreement, we may be required to pay liquidated damages to the investors.

The Warrants were exercisable immediately upon issuance. The Series A warrants had an initial exercise price of $0.30 per share and expire five years from the date of their issuance. The Series B warrants had an initial exercise price of $0.35 per share and expire on the earlier of 12 months after their issuance date and six months after the first date on which the resale of all Registrable Securities (as defined in the Registration Rights Agreement) is covered by one or more effective registration statements. The Series B warrants expired on January 2, 2015. The Series C warrants had an initial exercise price of $0.40 per share and an initial expiration on the earlier of 18 months after their issuance date and nine months after the first date on which the resale of all Registrable Securities (as defined in the Registration Rights Agreement) is covered by one or more effective registration statements. The Series C warrants were set to expire on April 2, 2015 and on March 13, 2015 were amended to expire on June 2, 2015. The number of shares of the Company’s common stock into which each of the Warrants is exercisable and the exercise price therefore are subject to adjustment as set forth in the Warrants, including, without limitation, adjustment to both the exercise price of the Warrants in the event of certain subsequent issuances and sales of shares of the Company’s common stock (or securities convertible or exercisable into shares of common stock) at a price per share lower than the then-effective exercise price of the Warrants, in which case the per share exercise price of the Warrants will be adjusted to equal such lower price per share and the number of shares issuable upon exercise of the Warrants will be adjusted accordingly so that the aggregate exercise price upon full exercise of the Warrants immediately before and immediately after such per share exercise price adjustment are equal. The Warrants are also subject to customary adjustments in the event of stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders, and provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Warrant or any of its affiliates beneficially would then own more than 4.9% of the Company’s common stock.

The Company may be required to make certain payments to the investors in the Private Placement Financing under certain circumstances in the future pursuant to the terms of the Securities Purchase Agreement and the Registration Rights Agreement. These potential future payments include: (a) potential partial damages for failure to register the common stock issued or issuable upon exercise of Warrants (in a cash amount equal to 1% of the price paid to the Company by each investor in the Private Placement Financing on the date of and on each 30-day anniversary of such failure until the cure thereof; (b) amounts payable if the Company and its transfer agent fail to timely remove certain restrictive legends from certificates representing shares of common stock issued in the Private Placement Financing or issuable upon exercise of the Warrants; (c) expense reimbursement for the lead investor in the Private Placement Financing; and (d) payments in respect of claims for which the Company provides indemnification. There is no cap to the potential consideration. On July 2, 2014, we received from the SEC a Notice of Effectiveness of our Registration Statement related to the Private Placement which satisfied some of our obligation to register these securities with the SEC.

On December 1, 2014, the Company agreed to amend certain provisions of the Warrants (the “Amendment”). Under the terms of the Amendment, the affected Warrants were amended to (i) reduce the exercise price of the Series B Warrants from $0.35 to $0.20, (ii) reduce the exercise price of the Series C Warrants from $0.40 to $0.20, and (iii) clarify that each series of Warrants may be amended individually, without having to amend all three series of Warrants. The number of shares of the Company’s common stock, which may be purchased from the Company upon exercise of each Warrant, remained unchanged. In conjunction with the Amendment, the Company recognized a loss on the modification of warrants in the amount of $1,300,170, which was determined using Monte Carlo Simulation.

As of December 2, 2014, Series B Warrants had been exercised for an aggregate issuance of 4,000,000 shares of the Company’s common stock resulting in gross proceeds to the Company of $800,000. In conjunction with the exercise of the Series B Warrants, their corresponding fair value at the exercise dates of $224,000 were extinguished from the derivative liabilities balance.

On March 13, 2015, the Company issued unsecured 8% Convertible Notes in the aggregate principal amount of $750,000. The investors of these notes or their affiliates are current shareholders of the Company and/or holders of the Series A Warrants and the Series C Warrants. The Company’s issuance of the Notes triggered the anti dilution provisions of the Series A Warrants and, as a result, the exercise price of the Series A Warrants was reduced to $0.20 per share and the aggregate number of shares issuable under the Series A Warrants increased by 5,700,000 shares from 11,400,000 shares to 17,100,000 shares. In addition, the expiration date of the Series C Warrants was extended to June 2, 2015. In conjunction with these Amendments, the Company recognized a loss on the modification of warrants in the amount of $624,016, which was determined using Monte Carlo Simulation

Derivative Liabilities

The Company accounted for the Warrants relating to the aforementioned Private Placement in accordance with ASC 815-10, Derivatives and Hedging. Because the Warrants are not indexed to the Company’s stock and are not classified within stockholders’ equity, they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the initial closing date, the derivative liabilities were recorded at fair value of $10,391,693. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $2,850,000, no net amounts were available to be allocated to the common stock. The $7,541,693 amount by which the recorded liabilities exceeded the proceeds was charged to other expense as of the Closing Date.

The value of the derivative liability as of March 31, 2015 and September 30, 2014 was $4,213,595 and $6,270,000, respectively. As a result of a change in the estimated fair market value of the derivative liability we recorded other income of $1,096,278 and $3,849,448 for the three and six months ended March 31, 2015 and $484,875 for both the three and six months ended March 31, 2014. In addition, during the three and six months ended March 31, 2015, we recorded a loss on modification of warrants in the amount of $624,016 and $1,924,186, respectively as well as a gain on the exercise of warrants in the amount of $224,000 for the six months ended March 31, 2015 as described above. For the three months ended March 31, 2015, the change in the estimated fair value was primarily due to the reduction of the exercise price of the Series A warrants and the time period remaining to exercise the outstanding warrants. For the six months ended March31, 2015, the change in the estimated fair value was primarily due to the reduction of the exercise prices of the warrants, the exercise of 4,000,000 shares of the Series B warrants for an aggregate of 4,000,000 shares of the Company’s common stock and the time period remaining to exercise the outstanding warrants.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)
Warrant Derivative Liability
Beginning balance at September 30, 2014	$6,270,000

Modification of Warrants	1,924,186

Exercises of Warrants	(224,000)

Adjustments to estimated fair value	(3,756,591)

Ending balance at March 31, 2015	$4,213,595

The derivative liabilities were valued as of September 30, 2014, March 15, 2015, and March 31, 2015 using Monte Carlo Simulation with the following assumptions:

	September 30, 2014	March 15 , 2015	March 31, 2015
Closing price per share of common stock	$0.18	$0.21	$0.18
Exercise price per share	$0.30 - 0.40	$0.20 - $0.30	$0.20
Expected volatility	85 - 90%	80 - 110%	80 - 90%
Risk-free interest rate	0.02 - 1.55%	0.03 - 1.41%	0.04 - 1.19%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.33 - 4.33	.22 - 4.30	.17 - 4.25

Common Stock

At the Closing Date of the Private Placement Financing, the Company issued 11,400,000 shares of common stock and recorded the par value of the shares issued of $11,400 (at par value of $0.001 per share) with a corresponding reduction in additional paid-in capital, given that the fair value of the warrant liability recorded exceeded the total consideration received as of the Closing Date.

8.	PRIVATE PLACEMENT FINANCING

On January 30, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with nine separate accredited investors (“Investors”) providing for the issuance and sale by the Company to the Investors, in a private placement, of an aggregate of 11,400,000 shares of the Company’s common stock (collectively, the “Shares”) at a purchase price of $0.25 per share and three series of warrants, the Series A warrants, the Series B warrants and the Series C warrants, to purchase up to an aggregate of 34,200,000 shares of the Company’s common stock (collectively, the “Warrants,” and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), for aggregate gross proceeds to the Company of approximately $2,850,000 (the “Private Placement Financing”).

Upon the closing of the Private Placement Financing on February 4, 2014 (the “Closing Date”), the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company became obligated, subject to certain conditions, to file with the Securities and Exchange Commission on or before March 21, 2014 one or more registration statements to register for resale under the Securities Act of 1933, as amended, (i) the Shares and the Warrant Shares, plus (ii) an additional number of shares of common stock equal to 33% of the total number of Shares and Warrant Shares, to account for adjustments, if any, to the number of Warrant Shares issuable pursuant to the terms of the Warrants (the securities set forth in this clause (ii), the “Additional Shares”). Under the terms of the Registration Rights Agreement, the Company is permitted to reduce the number of shares covered by a registration statement if such reduction is required by the SEC as a condition for permitting such registration statement to become effective and treated as a resale registration statement (the “Cutback Provisions”). In response to comments received from the SEC and in accordance with the terms of the Registration Rights Agreement, the Company reduced the number of shares included in its draft resale registration statement by the number of Additional Shares. The Company’s failure to satisfy certain other obligations and deadlines set forth in the Registration Rights Agreement may subject the Company to payment of monetary penalties as discussed below. The resale registration statement was declared effective on July 2, 2014. As described below, in the event that we fail to comply with certain requirements in the Registration Rights Agreement, we may be required to pay liquidated damages to the investors.

The Warrants are exercisable immediately upon issuance. The Series A warrants have an exercise price of $0.30 per share and expire five years from the date of their issuance. The Series B warrants have an exercise price of $0.35 per share and expire on the earlier of 12 months after their issuance date and six months after the first date on which the resale of all Registrable Securities (as defined in the Registration Rights Agreement) is covered by one or more effective registration statements. The Series B warrants will expire on January 2, 2015. The Series C warrants have an exercise price of $0.40 per share and expire on the earlier of 18 months after their issuance date and nine months after the first date on which the resale of all Registrable Securities (as defined in the Registration Rights Agreement) is covered by one or more effective registration statements. The Series C warrants will expire on April 2, 2015. The number of shares of the Company’s common stock into which each of the Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the Warrants, including, without limitation, adjustment to both the exercise price of the Warrants in the event of certain subsequent issuances and sales of shares of the Company’s common stock (or securities convertible or exercisable into shares of common stock) at a price per share lower than the then-effective exercise price of the Warrants, in which case the per share exercise price of the Warrants will be adjusted to equal such lower price per share and the number of shares issuable upon exercise of the Warrants will be adjusted accordingly so that the aggregate exercise price upon full exercise of the Warrants immediately before and immediately after such per share exercise price adjustment are equal. The Warrants are also subject to customary adjustments in the event of stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders, and provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Warrant or any of its affiliates beneficially owning more than 4.9% of the Company’s common stock.

The Company may be required to make certain payments to the investors in the Private Placement Financing under certain circumstances in the future pursuant to the terms of the Securities Purchase Agreement and the Registration Rights Agreement. These potential future payments include: (a) potential partial damages for failure to register the common stock issued or issuable upon exercise of Warrants (in a cash amount equal to 1% of the price paid to the Company by each investor in the Private Placement Financing on the date of and on each 30-day anniversary of such failure until the cure thereof); (b) amounts payable if the Company and its transfer agent fail to timely remove certain restrictive legends from certificates representing shares of common stock issued in the Private Placement Financing or issuable upon exercise of the Warrants; (c) expense reimbursement for the lead investor in the Private Placement Financing; and (d) payments in respect of claims for which the Company provides indemnification. There is no cap to the potential consideration. On July 2, 2014, we received from the SEC a Notice of Effectiveness of our Registration Statement related to the Private Placement which satisfied some of our obligation to register these securities with the SEC.

Derivative Liabilities

The Company accounted for the Warrants relating to the aforementioned Private Placement in accordance with ASC 815-10, Derivatives and Hedging. Because the Warrants are not indexed to the Company’s stock and are not classified in stockholders’ equity, they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the closing date, the derivative liabilities were recorded at fair value of $10,391,693. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $2,850,000, no net amounts were available to be allocated to the common stock. The $7,541,693 amount by which the recorded liabilities exceeded the proceeds was charged to other expense as of the Closing Date.

The value of the derivative liability as of September 30, 2014 was $6,270,000. As of result of a change in the estimated fair market value of the derivative liability we recorded other income of $4,121,693 for the year ended September 30, 2014, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)

Warrant Derivative Liability
Beginning balance at September 30, 2013	$—

Issuances	10,391,693

Adjustments to estimated fair value	(4,121,693)

Ending balance at September 30, 2014	$6,270,000

The derivative liabilities were valued as of February 4, 2014 and September 30, 2014, using Monte Carlo Simulation with the following assumptions:

September 30,
	2014	February 04, 2014
Closing price per share of common stock	$0.18	$0.30
Exercise price per share	$0.30 - 0.40	$0.30 - 0.40
Expected volatility	85 - 90%	100 - 125%
Risk-free interest rate	0.02 - 1.55%	0.12-1.46%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	.33 – 4.33	1 - 5

Common Stock
At the Closing Date, the Company issued 11,400,000 shares of common stock and recorded the par value of the shares issued of $11,400 (at par value of $0.001 per share) with a corresponding reduction in additional paid-in capital, given that the fair value of the warrant liability recorded exceeded the total consideration received as of the Closing Date.